CONVERTIBLE NOTES - Crowdex Convertible Note - Additional Information (Details) - USD ($)	Jan. 01, 2021	Sep. 25, 2020	Jun. 30, 2021	Dec. 31, 2020	Aug. 02, 2019
Short Term Debt [Line Items]
Stated interest rate				12.00%
Default interest rate					10.50%
Conversion price (in dollars per share)				$ 2.00
Crowdex Convertible Note
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding	$ 250,000	$ 250,000	$ 250,000
Accrued interest		$ 8,425	$ 15,863
Debt Instrument Maturity Date	Jun. 09, 2021	Jun. 09, 2021
Stated interest rate	6.00%	6.00%
Default interest rate	18.00%	18.00%
Conversion price (in dollars per share)	$ 0.0001	$ 0.0001